Note 15 - Fair Value Measurement (Details) (USD $)	1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 25, 2013	Aug. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Fair Value Measurement (Details) [Line Items]
Proceeds from Convertible Debt	$ 300,000	$ 200,000	$ 100,000	$ 250,000		$ 200,000	$ 200,000			$ 600,000	$ 201,363
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.02	$ 0.02			$ 0.02		$ 0.02		$ 0.02	$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days										20 days		20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)					$ 0.04					$ 0.04		$ 0.04	$ 0.04
Derivative Asset, Fair Value, Gross Liability				243,889	243,889			366,519		366,519		243,889	243,889
Net Income (Loss) Available to Common Stockholders, Basic								(570,634)	(1,336,543)	(1,290,861)	(3,235,612)		(3,858,656)	(9,159,638)
Stock Price Closed 10percent Lower [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Effect of Closing Stock Price on Net Income										17,000
Stock Price Closed 10percent Higher [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Effect of Closing Stock Price on Net Income										(22,000)
Volatility Assumption Had Been 10percent Lower [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Effect of Volatility Assumption on Net Income										22,000
Volatility Assumption Had Been 10percent Higher [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Effect of Volatility Assumption on Net Income										$ 19,000
Minimum [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Fair Value Inputs, Discount Rate													0.60%